12. Income Taxes (Details 3) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Components of the deferred tax asset:
Bad debts	$ 1,650,671	$ 1,396,437
Non-accrual loan interest	32,497	26,907
Deferred compensation	263,127	245,037
Limited partnerships	57,212	84,741
Contingent liability - MPF program	45,042	40,526
OREO write down	15,130	0
Capital lease	73,424	71,041
Tax and rehab credit carryforwards	774,961	604,096
Unrealized loss on securities available-for-sale	24,452	0
Other	28,737	34,789
Total deferred tax asset	2,965,253	2,503,574
Components of the deferred tax liability:
Depreciation	242,487	260,607
Mortgage servicing rights	451,887	343,271
Unrealized gain on securities available-for-sale	0	88,482
Investment in CFSG Partners	88,855	44,991
Core deposit intangible	370,866	463,582
Fair value adjustment on acquired loans	47,348	54,513
Total deferred tax liability	1,201,443	1,255,446
Net deferred tax asset	$ 1,763,810	$ 1,248,128